As filed with the Securities and Exchange Commission on July 26, 2019

1933 Act Registration Number – 333-186059

1940 Act Registration Number – 811-22794

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 16

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 17

Gator Series Trust

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  813-282-7870

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GATOR FINANCIAL FUND

GFFIX

a series of the

Gator Series Trust (the “Trust”)

PROSPECTUS

July 26, 2019

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this Prospectus or determined whether this Prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 855-270-2678 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 855-270-2678. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

TABLE OF CONTENTS

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SUMMARY OF THE GATOR FINANCIAL FUND

1

Investment Objective

1

Fees and Expenses of the Fund

1

Shareholder Fees

1

Annual Fund Operating Expenses

1

Expense Example

1

Portfolio Turnover

1

Principal Investment Strategies of the Fund

2

Principal Risks of Investing in the Fund

2

Performance

4

Management

6

Purchase and Sale of Fund Shares

6

Tax Information

6

Payments to Broker-Dealers and Other Financial Intermediaries

6

MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS  6

PRINCIPAL RISKS OF INVESTING IN THE FUND

7

CASH AND CASH EQUIVALENT POSITIONS

9

TEMPORARY DEFENSIVE POSITIONS

10

DISCLOSURE OF PORTFOLIO HOLDINGS

10

ADDITIONAL INFORMATION

10

MANAGEMENT OF THE FUND

10

THE INVESTMENT ADVISER

10

PORTFOLIO MANAGER

11

ADDITIONAL INFORMATION ON EXPENSES

11

SHAREHOLDER INFORMATION

12

PURCHASE AND REDEMPTION PRICE

12

PURCHASE OPTIONS

12

PURCHASING SHARES

13

REDEEMING YOUR SHARES

14

PURCHASING OR REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

16

FREQUENT PURCHASES AND REDEMPTIONS

16

OTHER IMPORTANT INFORMATION

17

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SUMMARY OF THE GATOR FINANCIAL FUND

Investment Objective.  The investment objective of the Fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees.  (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses.  (Expenses that you pay each year as a % of the value of your investment)

Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	3.16%
Total Annual Fund Operating Expenses	3.96%
Fee Waiver and/or Expense Reimbursement	(2.47)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement1,	1.49%

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The Fund’s investment adviser, Gator Capital Management, LLC (the “Adviser”), has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%.  Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Fund within thirty six months following the date such waiver or reduction occurred, if the Fund is able to make the payment without exceeding the 1.49% expense limitation or the expense limitation in effect at the time of the waiver, whichever is lower.  The contractual agreement cannot be terminated prior to August 1, 2024 without the Trust’s Board of Trustees’ approval.

Expense Example.  The following expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2024.  Although your actual costs may be higher or lower, based on the assumptions described above, your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
	$152	$471	$813	$2,983

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.81% of the average value of its portfolio.

Principal Investment Strategies of the Fund.  Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies “principally engaged” in the business of providing financial services. The Fund considers an issuer to be “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance, and real estate.

As a result of its focus on financial services investments, the Fund will concentrate its investments in the financial industry or group of industries and the real estate industry or group of industries.  Investments may include, without limitation, investments in banks and other depository institutions, insurance firms, credit and payment processing companies, investment banks and investment advisory firms, real estate investment trusts (REITs), real estate brokers, developers and lenders, companies with substantial real estate holdings (which may include, without limitation, companies whose businesses focus on lumber, hospitality, entertainment or other areas, but own substantial real estate related to their business focus) and companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above. Investments made by the Fund may also include investments in Master Limited Partnerships (MLPs) and general partners of MLPs.

The Fund’s equity investments will be primarily in common stock; however, the Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.

In selecting investments for the Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”).  The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

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strong competitive positioning within its industry or market;

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business models with demonstrated or potentially high margins;

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financial history or projections showing potential high returns on equity;

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strong balance sheets; and

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management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to their intrinsic values.  The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business.  The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Principal Risks of Investing in the Fund.  An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  You may lose money by investing in the Fund.

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The following is a summary description of the principal risks of investing in the Fund.

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Portfolio Management Risk.  The strategies used and securities selected by the Adviser may fail to produce the intended result and the Fund may not achieve its investment objective.  The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund.  As a result, the Fund may suffer losses or underperform other mutual funds with the same investment objective or strategies, even in a rising market.   The Adviser’s ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

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Market Risk.  Securities markets are volatile and prices of all securities may decline when markets decline generally.  Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

•

Financial Services and Regulatory Risk.  The Fund concentrates its investments in financial services companies, which means the Fund is less diversified than a fund investing in a broader range of securities and subjects the Fund to risks greater than risks applicable to the market generally.  Weaknesses or declines in the prospects for any sector, industry or group of industries in which the Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value (“NAV”) of the Fund.  In addition, to the extent the Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the NAV of the Fund.

•

Financial Company Risk.  The Fund will be more susceptible to factors adversely affecting issuers that are financial companies than would a fund investing in a more diversified portfolio of securities. In general, financial companies may be more regulated than non-financial companies and, as a result, their businesses and prices of their securities are particularly sensitive to changes in legislation or government regulations.  In addition, entities that are financial companies are particularly vulnerable to certain factors affecting financial companies as a whole, such as the availability and cost of capital funds, changes in interest rates and the rate of corporate and consumer debt defaults.  Economic downturns, credit losses and price and service competition may also negatively affect issuers that are financial companies.  In addition, financial companies are susceptible to evolving technological changes.  These changes may occur rapidly or more slowly, but stock prices for companies that are unable to adapt to as quickly, efficiently or effectively as others are likely to be adversely affected

•

Real Estate and REIT Risk.  The Fund will not invest directly in real estate, but may invest directly or indirectly in securities issued by companies that invest in real estate or interests therein, REITs or other companies in the real estate business such as real estate brokers, real estate developers, real estate lenders and companies with substantial real estate holdings, which may include, without limitation, paper, lumber, hospitality, entertainment and other companies whose real estate holdings are important to their businesses.  Risks associated with these types of investments include risks related to changes in interest rates; local or state real estate legislation, property tax changes and real estate regulation; declines in the demand for, or value of, residential or commercial real estate; adverse general and local economic conditions; lack of availability of capital; overbuilding in a given market or environmental issues; or factors that raise operating expenses for managing, developing or maintaining real estate or real estate businesses.  Companies that have substantial real estate holdings but whose focuses are on other types of businesses are subject to risks related to those businesses, in addition to risks associated with real estate generally.  REITs are subject to all of the foregoing risks

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and, in addition, are subject to risks related to the types and locations of the properties the REITs own, how well the REITs manage their properties, competition faced by the REITs’ properties, market conditions and other factors. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. To the extent that REITs are invested in a limited number of projects or in a particular market segment, they may also be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

•

Company Risk.  An equity security may fluctuate in price based upon many different factors, including among others, changes in the issuing company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally.  Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

•

Risks Related to Other Equity Securities.  In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities.  Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

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Management Style Risk.  The performance of the Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented equity securities of financial services companies) is out-of-favor in the market.  Since different market sectors tend to shift into and out of favor with investors depending on the current market, economic and regulatory environment, the performance of the Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

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MLP Risk.  An MLP is a limited partnership in which the ownership units are publicly traded. While MLPs may operate in a number of industries (e.g., natural resources, energy, financial, etc.), the MLPs in which the Fund invests generally operate in the financial or real estate industries and distribute the resulting income to investors. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited voting rights and fewer corporate protections relative to investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, a decrease or increase in the market price of the MLP’s underlying holdings, regulatory actions that increase costs for the MLP or its underlying holdings, changes in interest rates, higher taxes, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

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MLP Affiliates Risk. “MLP affiliates” are affiliates of master limited partnerships, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which may include general partner interests, incentive distribution rights, common units and subordinated units).  Many MLP affiliates may be treated as C corporations for U.S. federal income tax purposes and therefore have different tax characteristics than a direct investment in an MLP. However, the assets of MLP affiliates generally consist of MLP assets or interests, and the income of MLP affiliates generally consists wholly of distributions from the MLPs they manage. Accordingly, the risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by the MLP’s affiliate.

•

Foreign Securities Risk. Investing in foreign securities involves risks not typically associated with investing in U.S. securities, including, but not limited to, fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time-to-time, in the past, imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. The risks of foreign investing may be magnified for investments in developing or emerging markets, which may have less social, political and economic stability; less diverse and mature economic structures; less robust legal, financial accounting and regulatory infrastructure; more governmental limitations on foreign investments than typically found in more developed countries; and greater market volatility than more developed markets.”

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.gatorcapital.com/mutual-funds or by calling the Fund at 855-270-2678.

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Annual Calendar Year Performance

Quarterly Returns During This Time Period
Highest	9.45% (quarter ended January 30, 2018)
Lowest	(23.22)% (quarter ended December 31, 2018)
Year to Date	22.22% (period ended June 30,2019)

Average Annual Total Returns – (For the Periods Ended December 31, 2018)	Past 1 Year	Past 5 Years	Since Inception[1]
Before taxes After taxes on distributions After taxes on distributions and sale of shares	-15.65% -15.65% -9.26%	-3.86% -4.01% -2.95%	1.13% 0.90% 0.77%

Russell 3000 Financial Services Index [2] (reflects no deduction for fees, expenses or taxes)	-8.37%	8.26%	10.47%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	-11.01%	4.41%	8.23%

1 The Fund commenced operations on April 24, 2013.

2 The Russell 3000 Financial Services Index is an index that measures the performance of the largest financial services companies, as determined by market capitalization.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

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Management.  Gator Capital Management, LLC is the investment adviser for the Fund.  Mr. Derek Pilecki is the President and Chief Investment Officer of the Adviser and has also been the portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares.  The Fund’s minimum investment is $5,000 ($1,000 for IRA accounts) and the minimum subsequent investment is $1,000 ($500 if participating in the automatic investment plan). The Fund may, in the Adviser’s sole discretion, waive such minimum investment amounts.

You may generally purchase or redeem shares of the Fund on any business day the New York Stock Exchange (the “NYSE”) is open, as follows:

•

Through the Fund by mail or bank wire.  Mail requests should be sent to Gator Financial Fund c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147-4031.  For bank wire orders, please call the Fund at 855-270-2678 for instructions.

•

Through authorized broker-dealers and financial intermediaries.  Please contact your broker-dealer or financial intermediary for information.

If your account was opened through the Fund, redemption requests may be made by telephone by calling the Fund at 855-270-2678.

If you have questions about purchasing or redeeming shares of the Fund please call the Fund at the number referenced above.

Tax Information.  The Fund’s distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

Additional Information Related to Taxation of MLPs. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower income.

If an MLP is treated as a partnership, then for each tax year, the MLP will allocate its net profits and net

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losses (and corresponding tax items) to its partners in accordance with its partnership agreement. The allocation occurs whether or not the MLP makes a distribution to its partners. Each partner in the MLP  reports its share of the tax items on its income tax return. If an MLP makes a cash distribution to a partner, then the partner recognizes no income from the distribution if the amount of the distribution is equal to or less than the partner’s adjusted tax basis in its ownership interest. Any cash distributed in excess of the partner’s adjusted tax basis is taxed as capital gain. A partner’s adjusted tax basis in its MLP interest is the value of its initial contribution to the MLP, plus annual allocations of income and any additional capital contributions made by a partner to the MLP, minus annual allocations of losses and deductions and any distributions to the partners.  In general, any gain or loss from the sale of an ownership interest in an MLP is capital gain or loss. However, some of the gain may be ordinary income if the MLP holds certain ordinary income producing assets, such as depreciable tangible personal property and certain contracts.

Unlike direct investments in MLPs, income and losses from the Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. Rather, the Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. If additional information becomes available regarding the characterization of a distribution after 1099s have been printed and mailed, it may be necessary to provide shareholders with a corrected 1099.

CASH AND CASH EQUIVALENT POSITIONS

The Fund may invest in cash and cash equivalent positions, either directly through investments in short-term investments (e.g., money market instruments and repurchase agreements) or indirectly through investment companies investing in such investments, with funds awaiting investment.  In addition, the Fund may invest in cash and cash equivalent positions to accumulate assets for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for operating expenses.  When the Fund makes an indirect investment in cash and cash equivalent positions through another investment company, shareholders of the Fund will pay both the Fund’s expenses and the expenses charged by the investment companies in which the Fund invests.

TEMPORARY DEFENSIVE POSITIONS

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes a temporary defensive position, it may not be able to achieve its investment objective.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

ADDITIONAL INFORMATION

Investments in the Fund should not be considered a complete investment program.  Whether the Fund is an appropriate investment for an investor will depend largely on such investor’s financial resources and individual investment goals and objectives.  Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

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MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER

The Fund’s investment adviser is Gator Capital Management, LLC, 100 South Ashley Drive, Suite 895, Tampa, Florida 33602.  The Adviser serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund.  Subject to the authority of the Board of Trustees of the Trust (the “Board”), the Adviser provides guidance and policy direction in connection with its daily management of the Fund’s assets.  The Adviser manages the investment and reinvestment of the Fund’s assets.  The Adviser is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Board, and it provides certain executive personnel to the Trust.

The Adviser, organized as a Delaware limited liability company in 2008, is controlled by its President, Chief Investment Officer and sole member, Derek Pilecki.  Mr. Pilecki has been affiliated with the Adviser since its inception in 2008.

Under an Advisory Agreement between the Trust and the Adviser, the Fund pays the Adviser a monthly fee based on an annualized rate of 0.80% of the average daily NAV of the Fund.  The Adviser has entered into an Expense Limitation Agreement with the Trust on behalf of the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” as indicated in the fee table above.  While the Adviser has no obligation to continue the waiver past the current term, it is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Adviser and the Board.

A discussion regarding the basis of the Board’s approval of the investment advisory contract between the Trust and the Adviser for the Fund is available in the Fund’s semi-annual report to shareholders for the period ended September 30, 2018.

PORTFOLIO MANAGER

Mr. Pilecki has served as the sole Portfolio Manager for Fund since its inception (April 2013).  He is responsible for the day-to-day management of the Fund’s portfolio.

Derek Pilecki, CFA®.  Mr. Pilecki founded Gator Capital Management, LLC in 2008.  At Gator, Mr. Pilecki is the Chief Investment Officer and is the portfolio manager for the Fund.  Mr. Pilecki also manages a private investment partnership, another registered investment company and various separately managed accounts.

From 2002 through 2008, Mr. Pilecki was a member of the Goldman Sachs Asset Management (“GSAM”) Growth Equity Team.  While at GSAM, Mr. Pilecki was the co-Chair of the Investment Committee for the Growth Team and was a Portfolio Manager.  He was also a member of the portfolio management team responsible for the Goldman Sachs Capital Growth Fund, and provided primary coverage of the Financials sector for the Growth Team.

Prior to GSAM, Mr. Pilecki was an Analyst at Clover Capital Management in Rochester, NY and Burridge Growth Partners in Chicago, IL and covered the Financials sector at both firms.  Before entering graduate school, Mr. Pilecki worked at Fannie Mae providing interest rate risk analysis for the company’s mortgage investment portfolio.

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Mr. Pilecki holds an MBA with honors in Finance and Accounting from the University of Chicago and a BA in Economics from Duke University.  Mr. Pilecki holds the Chartered Financial Analyst® designation and is a member of the CFA Tampa Bay Society.

Other Information.  The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund.

ADDITIONAL INFORMATION ON EXPENSES

Other Expenses.  In addition to the management fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent registered public accounting firm, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; interest on borrowing by the Fund, if any; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Board liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

SHAREHOLDER INFORMATION

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s NAV.  The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received, subject to the order being accepted by the Fund in good form.  An order is considered to be in good form if it includes a complete and accurate application and, for purchases, payment in full of the purchase amount.  The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  The NAV per share of the Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Fund does not calculate NAV on days when the NYSE is closed for trading.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board.  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value with reference to quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board.  Fair value pricing may be used, for example, in the following situations: (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation; or (iv) the validity of a market quotation received is questionable.  The Adviser is responsible for notifying the Board (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may

10

differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and may differ substantially from the price at which the security may ultimately be traded or sold.  If the fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security were priced using the Fund’s normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) the Fund’s NAV calculations are based upon the NAV reported by such registered open-end investment companies, and the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using such fair value pricing.  The Board monitors and evaluates the Fund’s use of fair value pricing, and periodically review the results of any fair valuation under the Fund’s policies.

PURCHASE OPTIONS

The Fund has a single class of shares.  Shares may be purchased by any account managed by the Adviser, any institutional investor, any individual or any broker-dealer. Shares are sold and redeemed at NAV.  Shares may be purchased through any broker-dealer authorized to sell Fund shares.  The following is a summary of the shares:

•

No front-end sales charge.

•

No contingent deferred sales charge.

•

No distribution and service plan (Rule 12b-1) fees.

•

$5,000 ($1,000 for IRA accounts) minimum initial investment.

•

$1,000 minimum additional investment ($500 if participating in the automatic investment plan).

•

No conversion feature.

PURCHASING SHARES

You may make purchases directly from the Fund by mail or bank wire.  The Fund has also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund.  Orders placed through an authorized broker will be deemed to have been received by the Fund when the broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Fund in good form.  The orders will be priced at the Fund’s NAV next computed after the orders are received by the authorized broker or broker-authorized designee.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; or (ii) suspend its offering of shares at any time. Purchases and redemptions of shares of the Fund by the same shareholder on the same day will be netted for the Fund.

Regular Mail Orders.  Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled and you will be responsible for any losses or expenses incurred by the Fund.  The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser to recover any such loss.  For regular mail orders, please complete a Fund Shares Application for the Fund (a copy of which may be obtained by calling 855-270-2678) and mail it, along with your check made payable to the Fund to:

11

Gator Financial Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147-4031

The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service (“IRS”) requirements regarding the SSN or TIN are met and the Trust has not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

Bank Wire Orders.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 855-270-2678 for instructions.

Subsequent Investments.  You may also add to your account by mail or wire at any time.  The minimum subsequent investment for the Fund is set forth above.  Before adding funds by bank wire, please call 855-270-2678 for wire instructions and to advise the Trust of your Fund investment, dollar amount, and the account identification number.  Mail orders should identify your account in a letter accompanying your purchase payment. Shares for subsequent investments will be priced at the Fund’s NAV next computed after the order is received in good order.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($500 minimum), which will be automatically invested in shares at the public offering price on or about the 20th day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates.  The Fund does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  If after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The

12

Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Gator Financial Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147-4031

Regular mail redemption requests should include the following:

(1)

Your letter of instruction specifying the account number, Fund name and number of shares, or the dollar amount, to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)

Any required signature guarantees (see “Signature Guarantees” below); and

(3)

Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

The length of time within which the Fund typically expects to pay redemptions is the same regardless of whether the payment is made by check, wire, or ACH.  For payment by check, the Fund expects to mail the check representing the requested redemption proceeds within seven (7) days of receiving the redemption request.  For payment by wire or ACH, the Fund typically expects to process the payment of the requested redemption proceeds within seven (7) days of receiving the redemption request.  Under unusual circumstances, as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven (7) days.  Notwithstanding the foregoing, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to fifteen (15) calendar days.  Such delay may be reduced or avoided if the purchase is made by certified check or wire transfer.  For all redemptions, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at $250,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $1,000.  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

Small Accounts.  The Board reserves the right to redeem involuntarily any account having a balance of less than $1,000 (due to redemptions or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings the account balance up to the minimum during the notice period, the account will not be redeemed.  Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) transactions where proceeds from redemptions, dividends, or distributions are sent to an

13

address or financial institution differing from the address or financial institution of record; and (iii) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, or redemption request.

Redemptions in Kind.  Generally, all redemptions will be paid in cash.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Board, make it undesirable for the Fund to pay for all redemptions in cash (e.g., stressed market conditions).  In such cases, the Board may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share.  Redemption in kind proceeds will typically be made by delivering the securities to the redeeming shareholder within seven (7) days after the Fund’s receipt of the redemption request in the proper form.  If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds.  In addition, when you sell these securities, you will pay taxes and brokerage charges associated with selling the securities.

Miscellaneous.  The Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions.  All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after they are received by the Fund.  The Fund reserves the right to suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared.  The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.

PURCHASING OR REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may purchase or redeem shares of the Fund through an authorized financial intermediary (such as a financial planner or advisor).  To purchase or redeem shares based upon the NAV of a particular day, your financial intermediary must receive your order before the close of regular trading on the NYSE that day.  Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time.  Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers.  Under this arrangement, the financial intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a financial intermediary carries out its obligations.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

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FREQUENT PURCHASES AND REDEMPTIONS

The Fund discourages and does not accommodate frequent purchases and redemptions of Fund shares (commonly known as market timing).  Frequent trading into and out of the Fund may harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  The Board has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy applies to all shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day.  That is, purchases and redemptions of the Fund’s shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

The Fund’s other principal means of deterring frequent trading is through charging a redemption fee.  Shareholders that redeem shares within 60 days from the date of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The Fund uses a “first in, first out” method for calculating the redemption fee.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  Systematic withdrawal and/or contribution programs, mandatory retirement distributions, involuntary redemptions of small accounts by the Fund, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs that may be associated with short-term money movement in and out of the Fund.  Due to operational considerations, certain brokerage firms and intermediaries may not impose a redemption fee. You should contact your brokerage firm or intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the redemption fee or issue waivers at any time.  If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

OTHER IMPORTANT INFORMATION

Distributions

The Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December.  Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund.

Federal Taxes

The following information is meant as a general summary for U.S. taxpayers.  Additional information appears in the SAI.  Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Fund.

Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether

15

distributions are received in cash.  If they do not make such an election, these dividends will automatically be reinvested in additional shares of the Fund.

Shareholders should consult with their own tax advisers to ensure that distributions and sale of the Fund’s shares are treated appropriately on their income tax returns.  Shareholders should also note that distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Taxability of Distributions (2019 rates; future tax rates may be higher)
The table to the right can provide a guide for your potential tax liability when selling shares of the Fund (unless you are a corporation).	Type of distribution Income dividends	Current Tax rate for taxable income Below $38,000 ($77,200 married filing jointly) Long Term Capital Gains Rate	Current Tax rate for taxable income between $38,000 and $425,800 ($77,200 and $479,000 married) Long Term Capital Gains Rate	Current Tax rate taxable income above $425,800,000 ($479,000 married) Long Term Capital Gains Rate
“Short-term capital gains” applies to fund shares sold up to 12 months after buying them. “Long-term capital gains” applies to shares held for more than 12 months.	Short-term capital gains Long-term capital gains	Ordinary Income Rate 0%	Ordinary Income Rate 15%	Ordinary Income Rate 20%

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report to shareholders, which may be obtained at no charge by calling the Fund or by visiting the Fund’s website.

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Gator Financial Fund	Financial Highlights

For a share outstanding throughout each year presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2019	March 31 2018	March 31, 2017	March 31, 2016	March 31, 2015

Net Asset Value, at Beginning of Year	$ 11.96	$ 10.76	$ 9.12	$ 11.88	$ 13.05

Income From Investment Operations:
Net Investment Income (Loss) *	0.04	0.07	0.07	0.05	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.37	1.24	1.68	(2.81)	(1.14)
Total from Investment Operations	0.41	1.31	1.75	(2.76)	(1.17)

Distributions:
Net Investment Income	-	(0.11)	(0.11)	-	-
Total Distributions	-	(0.11)	(0.11)	-	-

Net Asset Value, at End of Year	$ 12.37	$ 11.96	$ 10.76	$ 9.12	$ 11.88

Total Return **	3.43%	12.15%	19.16%	(23.23)%	(8.97)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,209	$ 3,033	$ 2,312	$ 2,050	$ 4,804
Before Waiver
Ratio of Expenses to Average Net Assets	3.96%	4.27%	4.86%	3.50%	3.12%
After Waiver
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	0.61%	0.69%	0.49%	(0.21)%
Portfolio Turnover	53.81%	13.63%	31.70%	52.19%	29.55%

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions, if any, had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

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An SAI about the Fund has been filed with the Securities and Exchange Commission.  The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.  Additional information about the Fund’s investments is also available in the Fund’s annual and semi-annual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To request a free copy of the SAI, semi-annual or annual report or other information about the Fund, or to make inquiries about the Fund, write the Fund at Gator Financial Fund c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147-4031 or call the Fund at 855-270-2678. The SAI, annual report, and semi-annual report are also available on the Fund’s website at https://gatorcapital.com/mutual-funds/.

Reports and other information about the Fund (including the SAI) are available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov. Copies of information on the Securities and Exchange Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number: 811-22794

STATEMENT OF ADDITIONAL INFORMATION

Gator Financial Fund – GFFIX

A series of the
GATOR SERIES TRUST

July 26, 2019

The Gator Financial Fund (the “Fund”) is a series of the Gator Series Trust (the “Trust”) and is a diversified, open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectus for the Fund dated July 26, 2019, as the same may be amended from time to time, which incorporates this SAI by reference in its entirety (the “Prospectus”).  Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Certain information contained in the Prospectus and in the Fund’s Annual Report to Shareholders and Semi-Annual Report to Shareholders and is incorporated into this SAI by reference.  The Annual Report to Shareholders is available, without charge, upon request, by calling the Trust at 855-270-2678.  Copies of the Prospectus may also be obtained, without charge, by calling the Trust at 855-270-2678 or writing to the Fund at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602.

GATOR SERIES TRUST

TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS

1

INVESTMENT RESTRICTIONS

10

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

12

PORTFOLIO HOLDINGS DISCLOSURE

14

DESCRIPTION OF THE TRUST

14

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

15

MANAGEMENT AND ADMINISTRATION

19

CODE OF ETHICS

23

PROXY VOTING POLICIES

23

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

23

NET ASSET VALUE

25

ADDITIONAL TAX INFORMATION

26

ADDITIONAL INFORMATION ON PERFORMANCE

29

FINANCIAL STATEMENTS

31

APPENDIX A –DESCRIPTION OF RATINGS

32

APPENDIX B – PROXY VOTING POLICIES

37

PROXY VOTING POLICIES

40

i

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The Trust, formerly known as the Endurance Series Trust, was organized on November 29, 2012 as a Delaware statutory trust.  The Fund, a diversified, open-end management investment company, is the only current series of shares of the Trust. Prior to March 6, 2019, the Fund was known as the Gator Focus Fund.  Gator Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund.  The Prospectus describes the Fund’s investment objective and principal investment strategies, as well as the principal investment risks of the Fund.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.  Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations (“NRSROs”) for certain securities in which the Fund may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment programs will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.

Equity Securities.  The Fund’s portfolio may include common stocks traded on domestic securities exchanges or in the over-the-counter market.  In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for many or all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Financial Company Risk.   As a result of its concentration of investment in financial companies, the Fund’s performance will be susceptible to the economic, business, political, regulatory or other developments that affect financial companies. and may be less diverse and more volatile than a fund investing in a broader range of securities.  Financial companies include, without limitation, banks and other depository institutions, insurance firms, credit and payment processing companies, investment banks and investment advisory firms, and real estate investment trusts (REITs). The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting financial companies. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Some financial companies have, in the past, experienced significant losses in value, particularly during economic or financial crises. Insurance companies may be subject to heavy price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by man-made and natural disasters (including weather catastrophes), as well as terrorism; and life and health insurer profits may be affected by mortality risks and morbidity rates and regulatory and operational changes affected by the Affordable Care Act of 2010. Individual insurance companies may be subject to material risks, such as inadequate reserve funds to pay claims and the inability to collect from reinsurance carriers.  Financial companies continue to undergo change as existing distinctions between banking, insurance and brokerage businesses become blurred. In addition, the financial companies continue to experience consolidations, development of new products and structures and changes to their regulatory framework. These changes are likely to have a significant impact on financial companies and the Fund that cannot be predicted, and may have adverse consequences for financial companies and the Fund.

Real Estate and REIT Risk.  The Fund will not invest directly in real estate, but may invest directly or indirectly in securities issued by companies that invest in real estate or interests therein (including, without limitation, investments in mortgage-backed securities), REITs or other companies in the real estate business, such as real estate brokers, real estate developers, real estate lenders and companies with substantial real estate holdings, which may include, without limitation, paper, lumber, hospitality, entertainment and other companies whose real estate holdings are important to their businesses.

A REIT is a pooled investment vehicle that purchases primarily income-producing real estate or real estate-related loans or other real estate related interests. The pooled vehicle, typically a trust, then issues shares whose value and investment performance are dependent upon the investment experience of the underlying real estate related investments. Investing in REITs may subject a fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are largely dependent upon cash flow generated by their investments. REITs are also subject to the possibilities of failing to qualify for tax free pass through of income under the Internal Revenue Code of 1986 (the “Code”), and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

The Fund is also subject to the risks associated with real estate generally. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants.  Investments in companies that service  real estate businesses r may also be affected by such risks.

Sector Risk. The Fund may make significant investments in one or more sectors, subjecting it to risks particular to companies in the applicable sector(s), which may be greater than risks applicable to the market generally.  To the extent the Fund has greater exposure to any given sector, the greater the losses the Fund may experience upon any single economic, business, political, regulatory, or other occurrence adversely affecting the sector.  In such a case, the Fund’s potential for loss will be greater than if its portfolio were invested more broadly in different sectors.

Other Investment Companies.  The Fund may invest in other investment companies, including ETFs (“Target Funds”).  Investments in Target Funds are subject to risks of duplicate costs, since the Target Funds have costs and expenses that are passed on to their investors (including, where applicable, the Fund).

Under the 1940 Act, the Fund may not acquire shares of a Target Fund if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the Target Fund’s total outstanding stock (“3% Limitation”).  Accordingly, the Fund is subject to the 3% Limitation unless (i) the Target Fund or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the Target Fund’s total outstanding stock); and (ii) the target fund and the Fund enter into an agreement to comply with any conditions in such order (an “Order Agreement”).  Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an Order Agreement, the 3% limitation) may prevent the Fund from allocating its investments in the manner the Adviser considers optimal.  In such cases, the Adviser may select a Target Fund or other investment that is different from the Adviser’s preferred choice as an alternative.

The 1940 Act also limits, subject to certain exceptions, including those found in Section 12(d)(1)(F) of the 1940 Act (described below), the percentage of the Fund’s assets that can be represented by a Target Fund’s shares to 5% of the Fund’s assets for any one other Target Fund or 10% of the Fund’s assets for the Target Fund and other investment companies combined.  Under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from shareholders with regard to the voting of all proxies with respect to the Fund’s investment in Target Funds and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities.

Exchange Traded Funds.  The Fund may invest in ETFs.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to the accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of the ETF’s total outstanding securities during any period of less than 30 days.  Notwithstanding the foregoing, the Fund will typically acquire and dispose of ETF shares on a securities exchange rather than through the process of creating and redeeming ETF shares.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close the ETF, or to otherwise terminate provision of services for the ETF (e.g., the ETF’s assets fall too low, the license agreement for the ETF’s underlying index terminates, etc.).  In such cases, if the Fund is holding the terminating ETF, then the Fund may be unable to find an alternative investment to provide a similar investment focus.

While ETFs are generally bought and sold on an exchange, an investment in an ETF is also subject to many risks generally applicable to a conventional registered investment company (i.e., one that is not exchange traded), including risks associated with the underlying index and/or investment strategy that the ETF follows, and risks related to the investment adviser’s success in managing the ETF.  ETFs are also subject to the following risks that generally do not apply to conventional investment companies:  (i) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV and, as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the NAV of the Fund; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) an ETF’s investment strategy may involve leveraging, which increases the impact that a decrease in the market value of the underlying securities of the ETF will have on the ETF’s NAV; (iv) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (v) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  Finally, as discussed above, there are legal limitations and other conditions imposed by SEC rules on an investment company’s acquisition of the shares of other funds (including ETFs) that may limit the amount of an ETF’s shares that the Fund may purchase.

The Fund may take long or short positions in ETFs.  To the extent that the Fund takes a long position in an ETF, the Fund will be subject to the risk that the market or sector of the market in which the ETF invests may decline in value, and will bear its indirect portion of the fees and expenses of the ETF.. To the extent that the Fund takes a short position in an ETF, the Fund will be subject to the risk that the market or sector of the market in which the ETF invests may increase in value.

Investments in Small Cap Companies. The Fund may invest in securities of companies with small market capitalizations (“small cap companies”).  Certain small cap companies may offer greater potential for capital appreciation than larger companies.  However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small cap companies tend to be very volatile and speculative.  Small cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets which are not yet established or may never become established.  In addition, small cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions.  Also, small cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms.  Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Also, small cap companies may not be well known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors may affect the Fund’s access to information about the companies and the stability of the markets for the companies’ securities.  Due to these and other factors, the Fund’s investments in small cap companies may suffer significant losses.  Further, there is typically a smaller market for the securities of a small cap company than for securities of a large company.  Therefore, investments in small cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

Investments in Mid Cap Companies. The Fund may invest in mid-capitalization companies (“mid cap companies”).  Investing in the securities of mid cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general.  Because mid cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that mid cap companies often have limited product lines, markets, or financial resources and may lack management depth.  These companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. In addition, mid cap companies may not be well known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors may affect the Fund’s access to information about the companies and the stability of the markets for the companies’ securities.  The risk exists that mid cap companies will not succeed, and the prices of the companies’ shares could dramatically decline in value.

Convertible Securities.  The Fund may buy securities convertible into common stock if, for example, the Adviser believes that a company’s convertible securities are undervalued in the market.  Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants.  A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time.  Warrants do not represent ownership of the underlying securities, but only the right to buy the securities.  The prices of warrants do not necessarily move parallel to the prices of underlying securities.  Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them.

Investments in Companies with Business Related to Commodities.  The Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities.  For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold or silver) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities).  Investments in equity securities of companies involved in mining or other commodities-related  industries, and the value of the investment companies and other companies that invest in commodities are subject to a number of risks.  For example, the prices of commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities.  Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Foreign Securities.  The Fund may invest in securities issued by foreign governments or foreign corporations, either directly or through derivative transactions (e.g., foreign currency futures).  Foreign securities, in addition to securities issued by U.S. entities with substantial foreign operations, involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities.  Issuers of foreign securities are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies.  Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the NYSE, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies.  Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S.  Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions.  Delays in such procedures could result in temporary periods when assets are not invested and no return is earned on them.  The inability of an investor to make intended securities purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price).  Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held).  Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.  There may be less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S.  It may be more difficult for an investor’s U.S.-based agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities.  Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities.  In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in developing or emerging markets, which may have relatively unstable governments, economies dependent upon relatively few industries, and securities markets that trade a small number of securities.

Short Sales of Securities.  The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  The Fund then sells the borrowed security to a buyer in the market.  The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  Typically, the Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.  When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on its books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” (i.e., when the Fund sells a security short that the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities)) and will hold such securities while the short sale is outstanding.  The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of the Fund’s assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board.  In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Adviser.  Each loan of securities will be collateralized by cash, securities or letters of credit.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain cash or cash equivalent collateral with the Fund, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Adviser may invest the cash collateral to earn additional income for the Fund.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund shall retain all voting rights with respect to the loaned securities, and the Fund will call securities subject to a securities loan to vote proxies in the event a material matter comes up for vote, pursuant to the Fund’s fiduciary obligations.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Fixed Income Securities.  The Fund may invest in fixed income investments that include corporate, municipal or other government debt securities.  Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield.  Accordingly, the Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by S&P Global Ratings, Inc. (“S&P”) or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion.  In addition, the Fund’s debt securities may include lower-rated debt securities including, without limitation, junk bonds.  Debt obligations rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal.  Debt obligations rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal.  Descriptions of the quality ratings of Moody’s, S&P or Fitch are contained in this SAI.  While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Other risks associated with fixed income securities, without limitation, are as follows:

Credit Risk.  Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more securities held by the Fund will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer, guarantor, or counterparty fails to pay interest, the Fund’s income may be reduced.  If the issuer, guarantor, or counterparty fails to repay principal, the value of that security may be reduced.  Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

Interest Rate Risk.  The price of a bond or other fixed income security is dependent upon interest rates.  Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in bonds or fixed income securities, may vary in response to changes in interest rates.  A rise in interest rates generally causes the value of a bond to decrease, and vice versa.  There is the possibility that the value of the Fund’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise.  The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes.  Changes in interest rates may have a significant effect if the Fund then holds a significant portion of its assets in fixed income securities with long-term maturities.  This risk may be heightened in the current environment as interest rates are likely to experience increased volatility as a result of the conclusion of the U.S. government’s quantitative easing program and the likelihood of a general rise in interest rates.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Maturity Risk.  Maturity risk is another factor that can affect the value of the Fund’s fixed income holdings.  In general, the longer the maturity of a fixed income security, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

Fixed Income ETFs.  The Fund may invest in ETFs that invest in, track, or otherwise seek to replicate the performance of fixed income securities.  The risks associated with an investment of the Fund’s assets in fixed income ETFs include the risks associated with ETFs generally and the risks of investing in fixed income securities generally, each of which are set forth above.

Money Market Instruments.  The Fund may invest in money market instruments, including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, repurchase and reverse purchase agreements (as described below), and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Adviser’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes are acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of each Master Note held by the Fund.

U.S. Government Securities.  The Fund may invest a portion of its portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and the Tennessee Valley Authority.  U.S. government securities may be acquired subject to repurchase agreements.  While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g., FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA, FFCB).  No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.  The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

Repurchase Agreements.  The Fund may invest in repurchase agreements.  A repurchase agreement is a type of loan that is a short-term investment in which the purchaser acquires ownership of a security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period.  In an effort to minimize risk, before entering into repurchase agreements, the Adviser will evaluate the financial status of the proposed counterparty by reviewing such proposed counterparty’s financial information (e.g., publicly available financial statements), and the Fund will generally only enter into repurchase agreements with counterparties that are established financial institutions.  Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.  There is no limit on the number of repurchase agreements into which the Fund may enter.

Reverse Repurchase Agreements.  The Fund may invest in reverse repurchase agreements, which are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.  In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements.

Forward Commitment & When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund may not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate.  In such a case, the Fund could incur a short-term gain or loss.

Derivative Instruments.  The Fund may use a variety of derivative instruments (including both long and short positions) in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets.  Examples of derivatives and information about some types of derivatives and risks associated therewith follows.  The derivatives market is continually evolving and the Fund may invest in derivatives other than those described below.

The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly.  If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could suffer losses.  If the Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments.  While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. The Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

The Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, provided for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation is yet to be fully implemented, its ultimate impact remains unclear. Regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), either of which could adversely affect the Fund derivative position or the Fund’s use of derivatives generally.

Options on Securities and Indices.  The Fund may, among other things, purchase and sell put and call options on equity, debt or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer.  Among other reasons, the Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase, pending its ability to invest in such securities in an orderly manner.

An option on a security (or index designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

If the Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a “covered option.”  When writing a covered option, the Fund is more protected than if the Fund writes an option on a security it does not hold.  If the Fund writes a call (put) option on an underlying security it does not own, the option is sometimes referred to as a “naked option.”  The Fund may write “naked” call options on individual securities or instruments in which it may invest but that are not currently held by the Fund.  When writing “naked” call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option.  The Fund is further subject to the segregation requirements described below when it writes “naked” call options.  Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.  During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase the Fund’s income with minimal capital risk.  However, when the price of the security underlying the written option increases, the Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the Fund will lose the difference minus any premium received from writing the option.  “Naked” written call options are riskier than covered call options because there is no underlying security held by the Fund that can act as a partial hedge.  “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited as there is no limit to how much the value of the underlying asset may increase.  When a “naked” written call option is exercised, the Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option.  There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

A naked put option is a position in which a buyer writes a put option and has no short position in the underlying stock.  A naked put option may be used when the Fund expects the underlying stock to be trading above the strike price at the time of expiration.  The Fund will benefit from a naked put option if the underlying stock is trading above the strike price at the time of the expiration of the put option and expires worthless because the Fund will keep the entire premium.  The Fund could lose money if the price of the underlying stock is below the strike price because the put may be exercised against the Fund, causing the Fund to buy the stock at the strike price.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration).  In addition, the Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold.  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

While, as mentioned above, the Fund may write naked call or put options, such options will nonetheless be deemed to be “covered” as such term is used in the context of Section 18 of the 1940 Act.  In the case of a call option on a security, a call option is covered for these purposes if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees of the Trust (the “Board”) in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis.  The option is also covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures approved by the Board in such amount are segregated) upon conversion or exchange of other securities held by the Fund.  For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser.  A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser.  A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board equal to the exercise price.  A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser.

OTC Options.  The Fund may also purchase and write over-the-counter (“OTC”) options.  OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.  The Fund may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.  The Fund may also purchase and write dealer options.

Risks Associated with Options on Securities and Indices.  There are a number of risks associated with transactions in options on securities and indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on an individual security held in the Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline.  Similarly, as the writer of a call option on a securities index or ETF, the Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.

The value of call options written by the Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  The writer of an option generally has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by the Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.  In addition, the Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect the Fund’s engaging in options transactions.

If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index.  Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.  Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index or ETF written by the Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).

Foreign Currency Options.  The Fund may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Adviser anticipates that the currency will appreciate or depreciate in value.  In addition, the Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options.

Option Combinations.  The Fund may combine options transactions, which combinations may be in the form of option spreads or option collars.  Put spreads and collars are designed to protect against a decline in value of a security the Fund owns.  A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price.  The put protects the investor from a decline in the price of the security below the put’s strike price.  The call means that the investor will not benefit from increases in the price of the security beyond the call’s strike price.  In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price.  This combination protects the investor against a decline in the price down to the lower strike price.  The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put.

In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased.  The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns.  The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

The Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security or index, with the same strike price and expiration date.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Commodities Exchange Act Compliance.  To the extent the Fund makes investments regulated by the Commodities Futures Trading Commission, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5.  Therefore, the Fund will not be subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Illiquid Investments.  The Fund may invest up to 15% of the value of its net assets in securities that are illiquid securities, provided such investments are consistent with the Fund’s investment objective.  Illiquid securities are securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, certain options traded in the over-the-counter market and securities used to cover such options.  Investment in illiquid securities subjects the Fund to the risk that the Fund will not be able to sell such securities when it is opportune to do so.

INVESTMENT RESTRICTIONS

Fundamental Restrictions.  The Fund has adopted the following “fundamental restrictions,” which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy, the Fund may not:

(1)

Issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act;

(2)

Borrow money, except to the extent permitted under Section 18(f)(1) the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options or forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)

Pledge, mortgage or hypothecate its assets, except, with up to one third of the Fund’s assets, as necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)

Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)

Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of the Fund’s total assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, corporate loans and repurchase agreements shall not be deemed to be the making of a loan;

(6)

Purchase or sell real estate or interests in real estate directly; provided, however, that the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)

Purchase or sell commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity; or

(8)

Invest 25% or more of its total assets in the securities of issuers primarily engaged in any one industry or group of industries, except that: (A) the Fund will concentrate its investments in issuers in the financial industry or group of industries; and (B) the Fund will concentrate its investments in issuers in the real estate industry or group of industries.  This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

NON-FUNDAMENTAL RESTRICTIONS.  The following investment limitations are not fundamental and may be changed without shareholder approval.  As a matter of non-fundamental policy, the Fund may not:

(1)

Purchase securities on margin; provided, however, that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices;

(2)

Make investments for the purpose of exercising control or management over a portfolio company;

(3)

Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)

Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;

(5)

Purchase warrants if as a result the Fund would then have more than 20% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(6)

Invest more than 15% of the Fund’s net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued by the Fund.

The following descriptions of certain issues related to the above policies and restrictions may assist shareholders in understanding these policies and restrictions:

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under the Fund’s second fundamental investment restriction applies at all times and if through a change in values, net assets, or other circumstances, the Fund is in a position where more than

15% of its net assets are invested in illiquid securities, the Fund will seek to take appropriate steps to protect liquidity.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets), and the Fund will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding weekends and holidays) to comply with the provisions of the 1940 Act.

If the Fund invests in other investment companies that concentrate their investments in a particular industry, the Fund will consider such investment to be issued by a member of the industry in which the other investment company invests.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Board, the Adviser manages the operations of the Fund.  The Adviser provides these services in accordance with the terms of the Fund’s Investment Advisory Agreement with the Adviser (the “Advisory Agreement”), which is described in detail under “Management and Administration – Investment Adviser.”  Subject to the general supervision of the Board, the Adviser is responsible for making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities for the Fund.  The Adviser shall manage the Fund’s portfolio in accordance with the terms of the Advisory Agreement, which is described in detail under “Management and Administration.”  The Adviser may serve as an investment adviser for a number of client accounts, including the Fund.  Investment decisions for the Fund will be made independently from those made for any other investment companies and accounts advised or managed by the Adviser, if any.

Brokerage Selection.  In selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order.  Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.  The Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers to execute portfolio transactions.  The Adviser may, however, place portfolio transactions with brokers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Adviser may include, without limitation:  information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases.  In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions).  Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund.  Although such information may be a useful supplement to the Adviser’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser.

The Fund may invest in securities traded in the over-the-counter market.  Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  The Fund, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere.

During the fiscal year ended March 31, 2019, the Fund paid aggregate brokerage commissions of $2,657. During the fiscal year ended March 31, 2018, the Fund paid aggregate brokerage commissions of $703.  During the fiscal year ended March 31, 2017, the Fund paid aggregate brokerage commissions of $2,226.

Aggregated Trades.  While investment decisions for the Fund are made independently of the Adviser’s other client accounts, the Adviser’s other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts managed by the Adviser in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and other accounts, the Adviser may allocate prices and transaction costs pro rata among the Fund and such other accounts, and the Adviser may allocate available securities in a manner that the Adviser believes to be equitable to the Fund and such other accounts.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making the Fund’s decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  For the fiscal year ended March 31, 2019, the Fund’s portfolio turnover rate was 53.81%. For the fiscal year ended March 31, 2018, the Fund’s portfolio turnover rate was 13.63%. For the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 31.70%.

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons.  These policies include the following:

•

Public disclosure regarding the securities held by the Fund (“Portfolio Securities”) is made available for the most recent month-end period and only after a 10 calendar day delay from the end of such month.

•

Public disclosure regarding the Fund’s Portfolio Securities is made quarterly through the Fund’s

Form N-Q and Semi-Annual and Annual Reports (“Official Reports”).

•

Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolio, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).  The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in the Fund’s shares.

•

The Trust’s policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit:  (i) disclosure of information to the Fund’s investment adviser or to other Trust service providers, including but not limited to the Trust’s administrator, distributor, custodian, legal counsel and auditors as identified in the Fund’s Prospectus and SAI, financial printers or to the brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that are made on the same basis to all the Fund’s shareholders.  This information is disclosed to third parties under conditions of confidentiality that include a duty not to trade on non-public information.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.  Notwithstanding the foregoing, the Fund is subject to the risk that one or more third parties subject to conditions of confidentiality, particularly those third parties not bound by confidentiality clauses in written agreements, will front-run the Fund.

•

The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund, are disclosed to a shareholder or other person before disclosure in the Official Reports.  In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or its shareholders.  The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in the Fund’s shares.

•

The CCO shall inform the Board of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

•

No person (including the Adviser and the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust)), for themselves or on behalf of the Fund, may receive any direct or indirect compensation or other consideration in exchange for the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

DESCRIPTION OF THE TRUST

The Trust, formerly known as the Endurance Series Trust, was organized on November 29, 2012 as a Delaware statutory trust.  The Trust changed its name to Gator Series Trust effective as of February 24, 2014.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the members of the Board (the “Trustees”) to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently offers one series of shares, the Gator Financial Fund, which is offered in a single class of shares.  The number of shares in the Trust shall be unlimited.  The Trustees may classify and reclassify the shares of the Fund into classes of shares at a future date.  When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Board shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that:  (1) any member of the Board may resign or retire and (2) any member of the Board may be removed:  (a) any time by written instrument signed by at least two-thirds of the Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law.  There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act.  As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a member of the Board.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.  This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers.  The following is a list of the Trustees and Officers of the Trust, their ages and addresses, their present positions with the Trust or the Fund, and their principal occupations during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act), by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Independent Trustees
Rhett E. Ingerick 100 S. Ashley Drive, Suite 895 Tampa, FL 33602 Year of Birth: 1974	Trustee	Since Inception

Senior Developer, VI & Analytics at KForce Inc., a professional staffing services firm  (2015-present); Senior Integration Developer, Talbots, Inc. (2014-2015); Software Developer, Kforce Inc. (1999-2014).

				One	Caldwell & Orkin Funds, Inc.
Bevin E. Newton 100 S. Ashley Drive, Suite 895 Tampa, FL 33602 Year of Birth: 1971	Trustee	Since Inception

Independent Contract Project Manager (Nov. 2018-Present); Choreographer and Instructor, Dance Stop Studios/Dance Stop Company (June 2016-present); Executive Director, The Roswell United Methodist Church Foundation (April 2012-May 2016); Choreographer and Ballet Teacher, Cartersville School of Ballet/Cartersville City Ballet (2004-present).

				One	Caldwell & Orkin Funds, Inc.
Interested Trustee*
Derek Pilecki 100 S. Ashley Drive, Suite 895 Tampa, FL 33602 Year of Birth: 1970	Trustee; President and Secretary	Since Inception	President and Chief Investment Officer for the Adviser (2008 – present); Co-Chair of the Investment Committee for the Growth Team and Portfolio Manager at Goldman Sachs Asset Management (2002 – 2008).	One	Caldwell & Orkin Funds, Inc.
Officers
Erik Anderson 100 S. Ashley Drive, Suite 895 Tampa, FL 33262 Year of Birth: 1976	Treasurer	Since February 2014

Chief Financial Officer at Oakpoint Advisors (January 2016 - present); Chief Financial Officer for the Adviser (2012 - present); Chief Financial Officer of Praesidis Advisors LLC (2008 - December 2015).

			N/A		N/A
Kyle R. Bubeck P.O. Box 11550 Overland Park, KS 66207 Year of Birth: 1955	Chief Compliance Officer	Since Inception	President and Founder of Beacon Compliance Services, Inc. (2010 – present); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).	N/A	N/A

* The Interested Trustee is an Interested Trustee because he is an employee of the Adviser.

Board Structure

The Trust’s Board includes two independent Trustees and one interested Trustee, Derek Pilecki, who is Chairman of the Board of Trustees.  The Board has not appointed an independent Trustee to serve as lead independent Trustee because, among other things, the Board’s current size and the fact that there is only one Fund in the Trust permit Trust management to communicate with each independent Trustee as and when needed, and permit each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function.  The Board may consider appointing an independent Chairman or a lead independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund.  During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Derek Pilecki, and the Trust’s Chief Compliance Officer, Kyle Bubeck, on regular quarterly items and, where appropriate and as needed, on specific issues.  As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings.  The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below).  Each Committee is comprised entirely of independent Trustees.

Qualification of Trustees

The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.  In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Rhett E. Ingerick

Mr. Ingerick is a Functional Analyst Lead at KForce Inc., a professional staffing services firm.  Previously, he spent two years as a developer for Talbots, Inc. and prior to that, he spent fourteen years as a software developer at Kforce Inc.  His specialty is coordinating complex technological projects across teams of business users.  Mr. Ingerick has a BA from Davidson College.  Mr. Ingerick provides knowledge of technology and operations management to the Board.

Bevin E. Newton

Mrs. Newton currently serves as an independent contract project manager and formerly served as the Executive Director of The Roswell United Methodist Church Foundation.  Mrs. Newton also currently serves as a choreographer and instructor at Dance Stop Studios/Dance Stop Company and Cartersville School of Ballet/Cartersville City Ballet.  Mrs. Newton formerly held management positions at The Coca-Cola Company and American Management Systems.  Mrs. Newton has an MBA from the University of North Carolina at Chapel Hill and a BA from Duke University.  Mrs. Newton brings her experience in executive level leadership to the Board.

Derek Pilecki

Mr. Pilecki is Managing Member and Portfolio Manager of the Adviser.  Prior to working with the Adviser, Mr. Pilecki was a Vice President, Portfolio Manager at Goldman Sachs Asset Management.  Mr. Pilecki has 23 years of experience in the investment management industry.  Mr. Pilecki has an MBA from the University of Chicago and a BA from Duke University.  Mr. Pilecki brings his knowledge of the investment management industry to the Board.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.  References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee also serves as the Trust’s qualified legal compliance committee.  The Audit Committee operates pursuant to an Audit

Committee Charter and meets periodically as necessary.  During the fiscal year ended March 31, 2019, the Audit Committee met one time.

Nominating Committee:  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at a meeting of the shareholders of the Trust.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.  The Nominating Committee meets only as necessary.  During the fiscal year ended March 31, 2019, the Nominating Committee did not meet.

Proxy Voting Committee:  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a recognized conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee meets only as necessary.  During the fiscal year ended March 31, 2019, the Proxy Voting Committee did not meet.

Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of the Fund’s equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2018 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
Rhett E. Ingerick	D	D
Bevin E. Newton	B	B
Derek Pilecki	E	E

Compensation.  Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $1,000 per year plus $500 per Trust meeting attended in person and $250 per Trust meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The following table provides the amount of compensation paid to each Trustee during the Fund’s most recent fiscal year, which ended March 31, 2019.

Name of Trustee*	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Independent Trustees
Rhett E. Ingerick	$2,500	$0	$0	$2,500
Bevin E. Newton	$2,500	$0	$0	$2,500
Interested Trustees
Derek Pilecki	$0	$0	$0	$0

Control Persons and Principal Holders of Voting Securities.  As of July 1, 2019, the Trustees and Officers of the Trust owned beneficially (i.e., had direct or indirect voting and/or investment power) 48.01% of the Fund.

As of the same date, the following shareholders of record owned more than 5% of the outstanding shares of beneficial interest of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of July 1, 2019.

Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent
Derek Pilecki 100 South Ashley Drive, Suite 895, Tampa, Florida 33602	113,450.94	43.65%*
Bruce Baird 85 Meadow Road Buffalo, NY 14216	31,870.30	12.26%
Paul Pilecki 50 Burroughs Hall Kiawah Island, SC 29455	31,290.48	12.04%

*May be deemed to control the Fund through the beneficial ownership of more than 25% of the outstanding shares of the Fund.

MANAGEMENT AND ADMINISTRATION

Investment Adviser.  Gator Capital Management, LLC, a Delaware limited liability company, is the investment adviser to the Fund.  The Adviser has been engaged in the investment advisory business since 2008. As of June 30, 2019, the Adviser had approximately $94.4 million under management.  The sole owner of the Adviser is the Derek S. Pilecki Revocable Trust u/a/d September 15, 2008 to which Mr. Pilecki serves as the sole trustee.

The Adviser supervises the Fund’s investments pursuant to an investment advisory agreement with the Trust.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser will receive a monthly management fee equal to an annual rate of 0.80% of the Fund’s net assets.  In addition, the Adviser and the Trust have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees (if any), Acquired Fund Fees and Expenses and extraordinary expenses) to not more than 1.49% of the average daily net assets of the Fund through August 1, 2024.  As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees (if any), Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 1.49%, as indicated in the Prospectus.  Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation. Prior to June 1, 2017, the Adviser received a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the most recent fiscal year of the Fund, which ended on March 31, 2019, the Adviser received a management fee equal to $25,227 from the Fund, and reimbursed the Fund in the amount of $78,089.  For the fiscal year ended March 31, 2018, the Adviser received a management fee equal to $24,085 from the Fund, and reimbursed the Fund in the amount of $80,558.  At March 31, 2018, the Adviser owed the Fund $4,970 for expenses under the Expense Limitation Agreement, which was paid on May 24, 2018.  For the fiscal year ended on March 31, 2017, the Adviser received a management fee equal to $25,363 from the Fund, and reimbursed the Fund in the amount of $85,392.

In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement.  For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation – Brokerage Selection.”

Portfolio Manager.  Mr. Pilecki is the President and Chief Investment Officer of the Adviser and the portfolio manager of the Fund.

Ownership of Fund Shares.  The table below shows the amount of Fund equity securities beneficially owned by the portfolio manager as of March 31, 2019, stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Portfolio Manager	Dollar Range of Securities Owned
Derek Pilecki	G

Other Accounts.  In addition to the Fund, Mr. Pilecki is responsible for the day-to-day management of certain other accounts.  The tables below show the number of, and total assets in, such other accounts as of March 31, 2019:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Derek Pilecki	2*	$25,623,178*	1	$39,607,958	45	$28,410,790
Accounts where advisory fee is based upon account performance	0	N/A	1	$39,607,958	3	$12,368,709

*  Includes the Fund

Conflicts of Interests.  Mr. Pilecki’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts include private funds and other managed accounts (collectively, the “Other Accounts”).  Certain of the Other Accounts have an investment objective or strategies that may be similar to the investment objective or strategies of the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  While the portfolio manager’s management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the Mr. Pilecki’s day-to-day management of the Fund.  Mr. Pilecki knows or has access to information regarding the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of trades for the Fund.  It is theoretically possible that Mr. Pilecki could use this information to the advantage of Other Accounts and to the possible detriment of the Fund, or vice versa.

Investment Opportunities:  The Adviser provides investment supervisory services for a number of accounts that have varying investment guidelines.  The Adviser works across different investment products.  Differences in the compensation structures of the Adviser’s accounts may give rise to a conflict of interest by creating an incentive for the Adviser to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

Compensation.  Mr. Pilecki is compensated by the Adviser, of which he is the sole owner and is thus entitled to profits related to his ownership.  Since profits are expected to increase as assets increase, Mr. Pilecki is expected to receive increased profits as an owner of the Adviser as assets of the Fund increase. Mr. Pilecki also receives a fixed salary.

Administrator, Accounting Services Agent and Transfer Agent:  Pursuant to an Accounting Services Agreement and Transfer Agent Agreement, Mutual Shareholder Services, LLC (the “Administrator and Transfer Agent”), with principal offices at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, serves as the Fund’s  administrator, accounting agent, pricing agent and transfer agent.

Pursuant to the Accounting Services Agreement, the Administrator and Transfer Agent provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.  Pursuant to the Transfer Agent Agreement, the Administrator and Transfer Agent maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

Under the Accounting Services Agreement and the Transfer Agent Agreement, the Administrator and Transfer Agent receives from the Trust an annual minimum fee that increases based on the average value of the Fund and a fee based upon each shareholder account.  The Administrator and Transfer Agent is also reimbursed by the Trust for certain out-of-pocket expenses. In the most recent fiscal year, which ended March 31, 2019, the Trust paid the Administrator and Transfer Agent a total of $27,653 for transfer agency services.  For the fiscal year ended on March 31, 2018, the Trust paid the Administrator and Transfer Agent a total of $26,847 for transfer agency services.   For the fiscal year ended on March 31, 2017, the Trust paid the Administrator and Transfer Agent a total of $19,878 for transfer agency services.

Sub-Administrator:  Pursuant to an Additional Services Agreement, Empirical Administration, LLC (“Empirical”), with principal offices at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44174, serves as the Fund’s sub-administrator.

Pursuant to the Additional Services Agreement, Empirical performs the following services:  (1) preparing quarterly asset and income diversification testing; (2) attending all regular and special board meetings of the Trust; and (3) preparing and distributing the board books for such meetings.

Under the Additional Services Agreement, Empirical receives from the Trust a monthly fee of $500 for the Fund plus $100 a month for any additional fund.  Empirical is also reimbursed by the Trust for certain out-of-pocket expenses.  In the most recent fiscal year, which ended March 31, 2019, the Trust paid Empirical $6,000 for its services.   For the fiscal year ended on March 31, 2018, the Trust paid Empirical $6,000 for its services. For the fiscal year ended on March 31, 2017, the Trust paid Empirical $6,000 for its services.

Distributor.  Arbor Court Capital, LLC (the “Distributor”), with principal offices at 8000 Town Center Road Suite 400, Broadview Heights, Ohio 44147, acts as the distributor, or principal underwriter, of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares are sold on a continuous basis by Distributor as agent of the Fund, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. In the most recent fiscal year, which ended March 31, 2019, the Distributor received $8,359 for distribution services.  For the fiscal year on March 31, 2018, the Trust paid the Distributor $7,023 for distribution services.   For the fiscal year ended on March 31, 2017, the Trust paid the Distributor $8,370 for distribution services.

Custodian.  The Huntington National Bank (the “Custodian”), with principal offices at 7 Easton Oval EA4E70, Columbus, OH  43219, serves as custodian for the Fund’s assets.  The Custodian acts as the depository for the Fund, safe-keeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD LLP, with principal offices at 1835 Market Street, 3rd Floor Philadelphia, PA 19103, to serve as independent registered public accountants for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund’s federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent registered public accountants will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel.  Kilpatrick Townsend & Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.

CODE OF ETHICS

The Trust and the Adviser each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code).  The codes permits employees and officers of the Trust and the Adviser to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the code requires that each portfolio manager report his personal securities transactions and holdings, which reports are reviewed for compliance with the code of ethics. The Distributor has also adopted a code of ethics under rule 17j-1 of the 1940 Act, which allows personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Fund, subject to oversight of the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

Each year the Trust is required to file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period.  Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Trust at 855-270-2678; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases.  Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares.  Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders.  The Prospectus also describes the Fund’s automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares.  The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders.  Shares of the Fund will be offered and sold on a continuous basis.  The purchase price of shares of the Fund is based on the NAV next determined after the order is received, subject to the order being accepted by the Fund in good form.  NAV is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below.

Regular Accounts.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as a subsequent investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases In-Kind.  The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Shareholder Information- Determining the Fund’s NAV” in the Prospectus.

Share Certificates.  The Fund does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions.  Reference is made to “Redeeming Your Shares” in the Prospectus for more information concerning how to redeem shares.  Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire, including the length of time in which the Fund typically expects to pay redemption proceeds.  The Prospectus also describes a redemption fee that applies to certain redemptions of shares of the Fund, the Fund’s policies regarding accounts that fall below the Fund’s required minimums, redemptions in-kind, signature guarantees and other information about the Fund’s redemption policies.  The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment.  The Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the NYSE is closed for trading at times other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible reimbursement of fees charged to the Fund by the Custodian for wiring redemption proceeds, and the assessment of a Redemption Fee on certain redemptions of the Fund’s shares occurring within sixty (60) days following the issuance of such shares.  For information on the Redemption Fee that applies to certain purchases of the Fund’s shares, see “Shareholder Information – Frequent Purchases and Redemptions” in the Prospectus.

Involuntary Redemptions.  In addition to the situations described in the Prospectus under “Redeeming Your Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder applicable to the Fund’s shares.

Additional Information.  Following is additional information regarding certain services and features related to purchases, redemptions and distribution of the Fund’s shares.  Investors who have questions about any of this information should call the Fund at 855-270-2678.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at Gator Financial Fund, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147-4031.  Your request should include the following:  (1) the Fund’s name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Your Shares - Signature Guarantees”); and (5) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, please call or write.

Mailing Shareholder Communications.  Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other literature regarding the Fund.

Additional Information About Redemptions.  Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem involuntarily any account having a balance of less than $1,000 (due to redemptions or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account balance up to the minimum during the notice period, the account will not be redeemed.  However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the NAV of shares.  No Redemption Fee will be imposed with respect to such involuntary redemptions.  Redemptions from retirement plans may be subject to federal income tax withholding.

Generally, all redemptions will be paid in cash.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash (e.g., stressed market conditions).  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share.  Redemption in kind proceeds will typically be made by delivering the securities to the redeeming shareholder within seven (7) days after the Fund’s receipt of the redemption request in the proper form.  If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds.  In addition, when you sell these securities, you will pay taxes and brokerage charges associated with selling the securities.

NET ASSET VALUE

The NAV and NAV per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed for trading.  The NYSE recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be considered a business holiday on which the NAV will not be calculated.

The NAV per share of the Fund is calculated separately by adding the value of securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the result by the number of outstanding shares.  “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to any other series of the Trust.  Assets belonging to Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative NAVs of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Fund are valued as follows:

•

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•

Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•

Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•

Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•

Securities for which no current quotations are readily available or that cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•

Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

The Trust will employ fair value processes and procedures when fair value pricing is required for a particular security.  A description of these processes and procedures is included in the Prospectus and is incorporated herein by reference.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund and any other series of the Trust will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the “Code”), and intend to qualify and remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a qualified publicly traded partnership” as defined in Section 851(h) of the Code.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issues (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to IRS Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

If a regulated investment company fails this asset-diversification test with respect to a taxable quarter, such investment company, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” and such failure was due to reasonable cause and not willful neglect. Such cure right is similar to that previously and currently permitted for a REIT.  Similarly if a regulated investment company fails the asset-diversification test with respect to a taxable quarter and the failure is not de minimis or fails the source of income test with respect to a taxable year, a regulated investment company can cure such failure if: (a) the regulated investment company files a description of each asset that causes the investment company to fail the asset-diversification tests or source of income test, as applicable; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months of the discovery of such failure (or such other period specified by the Treasury).  In such cases, a tax is imposed on the regulated investment company equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of the diversification test failure by the assets that caused the regulated investment company to fail the diversification test or the amount of income that caused the failure of the source of income test.

Under current law, certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals.  The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels.  For 2019, individual taxpayers with taxable incomes above $434,551 ($488,851 for married taxpayers filing jointly and $461,700 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. For individual taxpayers with taxable incomes not in excess of $39,375 ($78,750 for married taxpayers filing jointly and $52,750 for heads of household), the long-term capital gains rate and rate on qualified dividends is 0%.  All other taxpayers are subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends.  The above income thresholds are subject to adjustment for inflation beginning in taxable years after 2018.  The above income thresholds are subject to adjustment for inflation beginning in taxable years after 2018. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including the Fund, will designate the following:  (a) any dividend of qualified dividend income as qualified dividend income; (b) any tax-exempt dividend as an exempt-interest dividend; (c) any distribution of long-term capital gains as a capital gain dividend; and (d) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the series’ taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November or December, but pays it in January, it will be taxable to shareholders of the Fund as if the dividend was received in the year it was declared.  Every year, each shareholder of the Fund will receive a statement detailing the tax status of any Fund distributions for that year.

Certain individuals, estates and trusts must pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund’s shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required, in certain cases, to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 24%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  A Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

 Under sections 1471 through 1474 of the Code, known as “FATCA”, the Fund is required to withhold U.S. tax at a rate of 30% on payments of taxable dividends and, beginning January 1, 2019, redemption proceeds and certain capital gain dividends, made to certain non-U.S. entities that fail to comply (or be deemed compliant) with the extensive new reporting and withholding requirements under FATCA designed to inform the U.S. Treasury of certain U.S. owned foreign assets and accounts.  Shareholders may be requested to provide additional information to the Fund to enable it to determine whether FATCA withholding is required.  The Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.  Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Mutual funds are required to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Fund will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and sold on and after that date.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders.  The “average annual total return” of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund’s contracts.  When considering “average annual total return” figures for periods longer than one year, it is important to note that the Fund’s annual total return for any given year might have been greater or less than its average for the entire period.  “Cumulative total return” represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in the Fund’s share prices and assuming reinvestment of the Fund’s distributions).

The following is a brief description of how performance is calculated.  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable).  These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV

Where

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD

Where

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions)

n = number of years

ATVD =

Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on Fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of the Fund’s shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR

Where

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions and redemptions)

n = number of years

ATVDR =

Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on the Fund’s distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.  These performance quotations should not be considered as representative of the Fund’s future performance.

The Fund’s performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.  The Fund may also measure performance against the applicable indices.  Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.  The Fund may also occasionally cite statistics to reflect its volatility and risk.  The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies.  The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment.  Of course, there can be no assurance the Fund will experience the same results.  Performance comparisons may be useful to investors who wish to compare the Fund’s past performance to that of other mutual funds and investment products.  Past performance is not a guarantee of future results.

The Fund’s performance fluctuates on a daily basis largely because net earnings and NAV per share fluctuate daily.  Both net earnings and NAV per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications.  These may include the following:

•

Lipper Analytical Services, Inc. ranks funds in various categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time.

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Morningstar, Inc., an independent rating service, is the publisher of the monthly FundInvestor newsletter.  FundInvestor rates more than 7,000 mutual funds of all types according to perceived long-term prospects.  The maximum rating is five stars.

Investors may use such indices in addition to the Prospectus to obtain a more complete view of the Fund’s performance before investing.  When comparing the Fund’s performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons.  When comparing the Fund’s performance to other investment fund options, investors should take into consideration any relevant differences between the applicable fund and comparative funds, such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price.  Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods.  The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation.  The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor’s Rating Service and Moody’s Investors Service, Inc.).  The Fund may also depict the historical performance of the securities in which it may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators.  The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

FINANCIAL STATEMENTS

The Fund’s audited Financial Statements and Financial Highlights, including notes thereto, and the reports of the Fund’s Independent Registered Public Accounting Firm, BBD, LLP, for the fiscal year ended March 31, 2019 are incorporated herein by reference.  They are contained in the Fund’s Annual Report to Shareholders, which is available upon request.

APPENDIX A –DESCRIPTION OF RATINGS

The Fund may acquire from time to time fixed income or debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity, or credit quality of any fixed income or debt securities, so that the Fund may purchase fixed income or debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

S&P® GLOBAL RATINGS. The following summarizes the highest four ratings used by S&P Global Ratings (“S&P”), a division of S&P Global, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA – An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” “C” and “D” are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest.  An obligation rated “D” is in default or in breach of an imputed promise.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

A short-term obligation rated “A-1” is rated in the highest category by S&P and indicates that the obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong. A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term municipal notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Ratings assigned on Moody’s Investors Service, Inc. (“Moody’s”) global long-term and short-term rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The highest four ratings are deemed to be Investment-Grade Debt Securities by the Adviser:

Aaa –Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa –Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa –Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to be speculative and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Short-Term Ratings

Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings – While the global short-term “prime” rating scale is applied to U.S. municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and the VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate U.S. municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch Ratings, Inc. (“Fitch”):

National Long-Term Credit Ratings

AAA – “AAA” National Ratings denote the highest rating assigned by Fitch in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA – “AA” National Ratings denote expectations of a very low default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A – “A” National Ratings denote expectations of a low default risk relative to other issuers or obligations in the same country or monetary union.

BBB – “BBB” National Ratings denote a moderate level of default risk relative to other issuers or obligations in the same country or monetary union.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be Investment-Grade Debt Securities. Securities rated BB denote an elevated default risk relative to other issuers or obligations in the same country or monetary union, and securities rated B denote a significantly elevated level of default risk relative to other issuers or obligations in the same country or monetary union. A rating CCC denotes a very high level of default risk relative to other issuers or obligations in the same country or monetary union, while a rating CC denotes the level of default risk is among the highest relative to other issuers or obligations in the same country or monetary union, and a rating C denotes that a default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. RD ratings indicate an issuer that, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but that has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business. This would include the selective payment default on a specific class or currency of debt, the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation, the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel, or execution of a distressed debt exchange on one or more material financial obligations. D ratings denote an issuer that has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Note: A (+) or (-) may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the AAA National Rating category or to categories below CCC.

National Short-Term Credit Ratings

F1 – Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a + is added to the assigned rating.

F2 – Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

F3 – Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B – – Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

Short-term rates B, C, RD and D by Fitch are considered by the Adviser to be below Investment-Grade Debt Securities. Short-term securities rated C indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. Short-term securities rated RD indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. RD ratings are applicable to entity ratings only.

Short-term securities rated D indicate a broad-based default event for an entity, or the default of a short-term obligation.

Note: A (+) or (-) may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to Short-Term National Ratings other than F-1.

While the foregoing descriptions of the ratings systems used by the Adviser distinguish between Investment-Grade Debt Securities and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which it invests. Accordingly, the Fund’s portfolios may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)

the Trust’s Proxy Voting and Disclosure Policy and

(2)

the Adviser’s Proxy Voting and Disclosure Policy, including a detailed description of the Adviser’s specific proxy voting guidelines.

(1)

PROXY VOTING AND DISCLOSURE POLICY FOR THE GATOR SERIES TRUST

I.

Introduction

Effective April 14, 2003, the SEC adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Trust and the Fund disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The IC Amendments also required the Fund to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.

Specific Proxy Voting Policies and Procedures

A.

General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.

Delegation to Fund’s Adviser

The Board believes that the Fund’s Adviser is in the best position to make individual voting decisions for the Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)

to make the proxy voting decisions for the Fund; and

(2)

to assist the Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote:  (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, shall approve the Adviser’s Proxy Voting and Disclosure Policy (“Adviser’s Voting Policy”) as it relates to the Fund.  The Board shall also approve any material changes to the Adviser’s Voting Policy no later than four (4) months after adoption by Adviser.

C.

Conflicts

In cases where a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).

III.

Fund Disclosure

A.

Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders in its Statement of Additional Information (“SAI”) on Form N-1A.  The Fund will notify shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.

Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, the Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(i)

The name of the issuer of the portfolio security;

(ii)

The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii)

The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

(iv)

The shareholder meeting date;

(v)

A brief identification of the matter voted on;

(vi)

Whether the matter was proposed by the issuer or by a security holder;

(vii)

Whether the Fund cast its vote on the matter;

(viii)

How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix)

Whether the Fund cast its vote for or against management.

The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

The Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.

Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)

A copy of this Policy;

(ii)

Proxy Statements received regarding the Fund’s securities;

(iii)

Records of votes cast on behalf of the Fund; and

(iv)

A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Adviser’s records.

The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.

Proxy Voting Committee

A.

General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

B.

Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.

Other

This Policy may be amended, from time to time; provided, however, that material changes are approved by the Board as provided under Section II(B) above.

(2)

PROXY VOTING AND DISCLOSURE POLICY FOR GATOR CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICIES

Policy Statement

The Firm reserves the right to deviate from the general provisions contained within any part of this policy, and to vote against any issue regardless of the nature of the issue, if by doing so we protect the shareholder’s interest and value.

The Firm will vote proxies for securities held in a client’s account, including the Fund(s), when directed and authorized to do so in writing by the client. This authorization can be incorporated into the Agreement between the Firm and the client.

In those cases where the Firm elects not to or is not authorized to vote proxies on behalf of the client, the Firm will authorize the custodian to forward directly to the client copies of all proxies and shareholder communications relating to assets of the client. The Firm will not directly advise the client or act for the client in any legal proceedings, including bankruptcies, involving securities held by the client’s account or the issuers of such securities.

Where the Firm has the responsibility to vote proxies we will do so in accordance with our proxy voting policy as outlined herein.

•

The Firm’s proxy voting procedures are designed to ensure that proxies are voted in a manner that is in the best interest of the client.

•

The Firm will generally vote in favor of matters that follow an agreeable corporate strategic direction, support an ownership structure that enhances shareholder value without diluting management’s accountability to shareholders and/or present compensation plans that are commensurate with enhanced manager performance and market practices.

While proxy voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a proxy vote of security holders are not deemed relevant to the Firm’s voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on a client’s investment. Additionally, the Firm may decide that avoiding further expense and investigation and not voting at all on a presented proposal may be in the best interest of a client. Accordingly, the Firm may abstain from voting in certain circumstances.

Conflicts of Interest

Any conflict of interest will be resolved in the best interests of the Firm’s clients and Fund shareholders.

The SEC has not provided any specific guidance as to how an investment adviser should analyze or determine whether a conflict is “material” for purposes of proxy voting. Thus, traditional analysis of questions of materiality under the federal securities laws should be used.

If a material conflict of interest with respect to a particular vote is thought to be identified, we will contact the CCO to review the issues causing the conflict and collectively determine how to vote the proxy consistent with the best interests of the client and in a manner minimizing the possible conflict(s).

Recordkeeping

Pursuant to Rule 204-2, the Firm shall retain the following five types of records relating to proxy voting:

•

Proxy voting policy and procedures;

•

Proxy statements received for client securities;

•

Records of votes cast on behalf of clients;

•

Written client requests for proxy voting information and written adviser responses to any client request (whether oral or written) for proxy voting information; and

•

Any documents prepared by the Firm that were material to making a proxy voting decision or that memorialized the basis for the decision.

Policy and Statement Requests

The Advisers Act requires the Firm to inform the client the manner in which they can obtain information regarding how the Firm has voted client proxies and how the client may obtain a copy of the Firm’s proxy voting policy. Questions related to this policy, the proxy voting process and/or information regarding how the Firm voted proxies relating to the client’s portfolio securities may be obtained by clients, free of charge, by contacting the CCO at derek.pilecki@gatorcapital.com.

Form N-PX Filing Logistics for Proprietary Mutual Funds

The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of Form N-PX:

•

the name of the issuer;

•

the exchange ticker symbol, if available;

•

the CUSIP number, if available;

•

the shareholder meeting date;

•

a brief identification of the matter voted on;

•

whether the matter was proposed by the issuer or a security holder;

•

whether the Firm cast its vote on the matter;

•

how  the  Firm cast  its  vote  on  the  matter  (for,,  against,  abstain,  or  withhold regarding the election of directors); and

•

whether the Firm cast its vote for or against management.

1

The Firm shall also maintain a record of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

The Firm shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will timely submit the filings. The executive officer or other authorized employee of the Firm will confirm all Form N-PX filings with the fund service provider.

2

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.

Exhibits

(a)

Agreement and Declaration of Trust (“Trust Instrument”).*

(b)

By-Laws.*

(c)

Articles III, V, and VI of the Trust Instrument, Exhibit 28(a) hereto, define the rights of holders of the securities being registered.  (Certificates for shares are not issued.)

(d)(1)

Investment Advisory Agreement between the Registrant and Gator Capital Management, LLC (“Adviser”) for the Gator Focus Fund.**

(d)(2)

Amendment to Investment Advisory Agreement between the Registrant and the Adviser for the Gator Focus Fund.*****

(e)

Distribution Agreement between the Registrant and Arbor Court Capital, LLC (“Distributor”) for the Gator Series Trust. ****

(f)

Not Applicable.

(g)

Custodian Agreement between Gator Series Trust and The Huntington National Bank.**

(h)(1)

Expense Limitation Agreement for the Gator Focus Fund between the Registrant and the Adviser.*****

(h)(2)

Transfer Agent Agreement between Gator Series Trust and Mutual Shareholder Services, LLC.****

(h)(3)

Accounting Services Agreement between Gator Series Trust and Mutual Shareholder Services, LLC.****

(i)

Opinion and Consent of Kilpatrick Townsend & Stockton LLP regarding the legality of securities registered with respect to the Gator Series Trust.**

(j)

Consent of Independent Auditor.******

(k)

Balance Sheet of the Gator Focus Fund dated March 19, 2013.**

(l)

Initial Subscription Agreement for the Gator Series Trust.**

(m)

Distribution Plan under Rule 12b-1 for the Registrant for the Gator Focus Fund.**

(n)

Rule 18f-3 Plan.**

(o)

Reserved.

(p)(1)

Amended and Restated Code of Ethics for the Registrant.*****

(p)(2)

Amended and Restated Code of Ethics for the Adviser.*****

(p)(3)

Code of Ethics for the Distributor.***

(q)

Copy of Powers of Attorney.**

*

Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed January 16, 2013 (File No. 333-186059).

**

Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed April 1, 2013 (File No. 333-186059).

***

Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed November 1, 2013 (File No. 333-186059).

****

Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed July 29, 2015 (File No. 333-186059).

*****

Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed July 28, 2017 (File No. 333-186059).

****** Filed herewith.

ITEM 29.

Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.

Indemnification.

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:

“Section 2.

Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.

Indemnification.

(a)

Subject to the exceptions and limitations contained in Subsection (b) below:

(i)

every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)

as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

No indemnification shall be provided hereunder to a Covered Person:

(i)

who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)

in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)

To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)

Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.”

In addition, the Registrant has entered into an Investment Advisory Agreement with its Adviser and a Distribution Agreement with its Distributor.  These agreements provide indemnification for those entities and their affiliates.  The Adviser’s and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31.

Business and other Connections of the Investment Adviser

The description of the Adviser is found under the caption “Management of the Fund – The Investment Adviser” in the Prospectus and under the caption “Management and Administration – Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.  The Adviser provides investment advisory services to other persons or entities other than the registrant.

ITEM 32.

Principal Underwriter

(a)

Arbor Court Capital, LLC acts as the distributor for the Registrant and the following investment companies:  AmericaFirst Quantitative Funds, Ancora Trust, Archer Investments Series Trust, Clark Fork Trust, Collaborative Investment Series Trust, Frank Funds, GL Beyond Income Fund, Monteagle Funds, MP63 Fund, Inc., MSS Series Trust, Neiman Funds, and the Second Nature Series Trust.

(b)

To the best of Registrant’s knowledge, the directors and executive officers of Arbor Court Capital, LLC, are as follows:

Name*	Position with Underwriter	Positions with the Fund
Gregory B. Getts	President, Member, Financial Principal and CFO	None.
David W. Kuhr	Chief Compliance Officer	None.

* The principal business address for each of the above directors and executive officers is 8000 Town Center Drive Suite 400, Broadview Heights, Ohio 44147.

(c)

Not applicable.

ITEM 33.

Location of Accounts and Records

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 100 S. Ashley Drive, Suite 895, Tampa, FL  33602, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant’s Custodian, The Huntington National Bank, at 7 Easton Oval EA4E70, Columbus, OH  43219; and Registrant’s Transfer Agent, Mutual Shareholder Services, LLC, with principal offices at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  Certain accounting records of the Registrant are maintained by Mutual Shareholder Services, LLC in its capacity as Accounting Services Agent.  Blue Sky records are maintained by Mutual Shareholder Services, LLC in its capacity as Transfer Agent.

ITEM 34. Management Services

None.

ITEM 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 16 to the Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Tampa, Florida on this the 26th day of July, 2019.

Gator Series Trust

By:

/s/ Derek Pilecki__________________

Derek Pilecki, President and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

/s/ Rhett E. Ingerick*

July 26, 2019

Rhett E. Ingerick, Trustee

Date

 /s/ Bevin E. Newton*

July 26, 2019

Bevin E. Newton, Trustee

Date

/s/ Erik Anderson*

July 26, 2019

Erik Anderson, Treasurer

Date

/s/ Derek Pilecki

July 26, 2019

Derek Pilecki, Trustee, President and Secretary

Date

*By

/s/ Derek Pilecki

July 26, 2019

Derek Pilecki, President and Secretary

Date

Attorney-in-Fact